Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Other disclosures relating to the Group’s exposure to risks and uncertainties includes:

-	Capital management, note 29.

-	Financial instruments risk management and policies, note 29.

-	Sensitivity analyses disclosures, note 29.

Estimates and assumptions -

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

The significant areas are summarized below:

-	Determination of useful lives of assets for depreciation and amortization purposes – notes 2.3.8, 2.3.9, 2.3.10 and 2.3.11.

-	Recognition of exploration and evaluation assets and mine development costs – notes 2.3.10, 2.3.11 and note 11.

-	Ore reserve and resource estimates – note 2.3.12.

-	Review of asset carrying values and impairment charges – note 2.3.2, 2.3.13 and note 10.

-	Income tax – notes 2.3.17 and 15.

-	Cash flow hedges – notes 2.3.2(vi) and 30(b).